Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following is a summary of the changes in the amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2015	2014
Unrecognized tax benefits at the beginning of the period	$673	$—
Increase related to prior periods	—	673
Unrecognized tax benefits	$673	$673

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2015	2014
Domestic	$(8,549)	$(11,038)
Foreign	(40,044)	(1,642)
Total	$(48,593)	$(12,680)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes includes the following (in thousands):

	Year Ended December 31,
	2015	2014
Current:
Federal	$—	$—
State	—	—
Foreign	266	45
Total current	266	45
Deferred:
Federal	—	—
Foreign	(1,632)	(3)
Total deferred	(1,632)	(3)
Provision for income taxes	$(1,366)	$42

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax (benefit) provision reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2015	2014
Income tax at statutory rate	$(12,877)	$(3,360)
Foreign rate differential	(2,038)	(354)
Increase in valuation allowance	12,689	2,952
Share-based compensation expense	1,567	812
Other differences	(707)	(8)
(Benefit from) provision for income taxes	$(1,366)	$42

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities are shown below. A full valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward:	$82,636	$71,146
Intangible assets	1,198	(609)
Tax credits	3,380	3,377
Inventory	2,344	3,130
Share-based compensation	852	1,347
Warranty and extended warranty	1,924	1,058
Other	1,182	1,377
Deferred tax asset, gross	93,516	80,826
Valuation allowance for deferred tax assets	(93,516)	(80,826)
	—	—
Deferred tax liabilities	(2,755)	(4,387)
Net deferred tax liabilities	$(2,755)	$(4,387)